Segment Information - Schedule of Carrying Amounts of Long-Lived Assets Pertaining to Group's Major Operations Located Outside Russia (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Switzerland/Liechtenstein [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 134	$ 186
Lithuania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	9	6
Romania Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	4,261	10,456
Bulgaria Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	20	57
German Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	27,518	38,638
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets		3,202
CIS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	390	36,138
Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	167	4,221
Chezh Republic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	4,285	5,739
Austria Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	12,503	25,373
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 1,310	$ 4,187